Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2018
Deutsche US Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche U.S. Bond Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Bloomberg Barclays U.S. Aggregate Bond Index"), which emphasizes government securities, mortgage-backed securities and corporate investment grade debt securities.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class (p. 34), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 74) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through April 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and acquired fund fees and expenses) at ratios no higher than 0.41%, 0.41%, 0.16%, 0.16% and 0.26% for Class A, Class T, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in Deutsche funds or if you invest at least $250,000 in Class T shares in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	[2] "Other expenses" for Class T and Class R6 are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	[1] "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in securities included in the Bloomberg Barclays U.S. Aggregate Bond Index and in derivative instruments, such as futures contracts and options, that provide exposure to the securities of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities and money market instruments.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more at the time of their issue.

Management process. Portfolio management uses quantitative analysis techniques to structure the fund to seek to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 95% or better (perfect correlation being 100%). Portfolio management uses an optimization strategy, investing in a statistically selected sample of the securities found in the index. Portfolio management also attempts to replicate the index's duration (a measure of the sensitivity of bond prices to changes in interest rates). The index has an intermediate duration.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) For any premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the fund, prepayment risk may be enhanced.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the index. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions, the fund could have difficulty meeting redemption requests.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

For Class A and S shares, historical performance prior to class inception is based on the performance of the fund's original share class (Institutional Class) adjusted to reflect the higher expenses of the relevant share class.

Class T is a new class of shares and as of the date of this prospectus had not commenced investment operations. The performance figures for Class T shares are based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

Class R6 is a new class of shares and as of the date of this prospectus had not commenced investment operations. Class R6 shares are invested in the same portfolio of securities as Institutional Class and would have had similar performance. Performance would differ only to the extent that Class R6 and Institutional Class do not have the same fees and expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess

Class T is a new class of shares and as of the date of this prospectus had not commenced investment operations. The performance figures for Class T shares are based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

Class R6 is a new class of shares and as of the date of this prospectus had not commenced investment operations. Class R6 shares are invested in the same portfolio of securities as Institutional Class and would have had similar performance. Performance would differ only to the extent that Class R6 and Institutional Class do not have the same fees and expenses.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	4.84%	December 31, 2008
Worst Quarter	-3.08%	December 31, 2016
Year-to-Date	-1.41%	March 31, 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2017 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Institutional Class and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Deutsche US Bond Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.09%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.48%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.41%
1 Year	rr_ExpenseExampleYear01	$ 316
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	709
10 Years	rr_ExpenseExampleYear10	$ 1,298
2008	rr_AnnualReturn2008	5.49%
2009	rr_AnnualReturn2009	5.05%
2010	rr_AnnualReturn2010	6.08%
2011	rr_AnnualReturn2011	7.62%
2012	rr_AnnualReturn2012	4.17%
2013	rr_AnnualReturn2013	(2.31%)
2014	rr_AnnualReturn2014	5.95%
2015	rr_AnnualReturn2015	0.45%
2016	rr_AnnualReturn2016	2.30%
2017	rr_AnnualReturn2017	3.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.08%)
Deutsche US Bond Index Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.09%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.62%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.55%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.41%
1 Year	rr_ExpenseExampleYear01	$ 291
3 Years	rr_ExpenseExampleYear03	495
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	$ 1,350
Deutsche US Bond Index Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.09%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.62%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.55%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.16%
1 Year	rr_ExpenseExampleYear01	$ 16
3 Years	rr_ExpenseExampleYear03	172
5 Years	rr_ExpenseExampleYear05	341
10 Years	rr_ExpenseExampleYear10	$ 831
Deutsche US Bond Index Fund | INST Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.09%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.46%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.16%
1 Year	rr_ExpenseExampleYear01	$ 16
3 Years	rr_ExpenseExampleYear03	152
5 Years	rr_ExpenseExampleYear05	300
10 Years	rr_ExpenseExampleYear10	$ 730
Deutsche US Bond Index Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.09%	[1]
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.62%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.26%
1 Year	rr_ExpenseExampleYear01	$ 27
3 Years	rr_ExpenseExampleYear03	182
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	$ 840
Deutsche US Bond Index Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2009
Deutsche US Bond Index Fund | before tax | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.64%
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2017
Deutsche US Bond Index Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.48%
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1997
Deutsche US Bond Index Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.38%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2009
Deutsche US Bond Index Fund | After tax on distributions | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	2.23%
Deutsche US Bond Index Fund | After tax on distributions and sale of fund shares | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Deutsche US Bond Index Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	4.01%

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2017.
[2]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.